Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 3,413	$ 4,246
Goods in transit	3,059	4,715
Work in progress	2,166	2,649
Finished goods	6,673	10,171
Inventories, gross	15,311	21,781
Impairment provision	(1,313)	(1,165)
Inventories, net	$ 13,998	$ 20,616